Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation, Accretion Expense		$ 3
Income Taxes, Threshold Percentage		50.00%
Contingent Rental Income Associated with PPAs		$ 553	$ 416	$ 296
Asset Retirement Obligation		48	43
Deferred Tax Assets, Net		216	170
Proceeds from renewable energy grants	[1]	0	0	$ 422
Asset Retirement Obligation, Revision of Estimate		2
Project Level Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Other Cash Equivalents, at Carrying Value		110	$ 93
Long-Term Debt, Current [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents		25
Operating Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents		13
Cash Distribution [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents		37
Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents		$ 90

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.